Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended	83 Months Ended
	Nov. 06, 2023	May 20, 2019	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Apr. 30, 2020	Apr. 30, 2026	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Apr. 30, 2021	Oct. 31, 2025	Jan. 31, 2026	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000211432
Account Value [Line Items]
Line Graph and Table Measure Name							QRAFT AI-Enhanced U.S. Large Cap ETF
Accumulated Value		$ 10,000				$ 11,284						$ 17,380				$ 16,588	$ 16,723	$ 20,102	$ 22,320	$ 29,091
C000211433
Account Value [Line Items]
Line Graph and Table Measure Name							QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Accumulated Value		10,000				10,999						18,693				14,834	15,526	19,814	21,434	30,096
C000246458
Account Value [Line Items]
Line Graph and Table Measure Name							LG QRAFT AI-Powered U.S. Large Cap Core ETF
Accumulated Value	$ 10,000		$ 11,203	$ 11,518	$ 12,516			$ 13,083	$ 14,274	$ 12,946	$ 15,021		$ 16,681	$ 16,258	$ 17,262
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000				10,443						15,245				15,278	15,685	19,239	21,567	28,264
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000				$ 10,443						$ 15,245				$ 15,278	$ 15,685	$ 19,239	$ 21,567	$ 28,264
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,142	$ 11,619	$ 12,787			$ 13,255	$ 14,081	$ 13,025	$ 14,875		$ 16,099	$ 16,383	$ 17,069